Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2024		Mar. 31, 2024	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Revenues
General and administrative expenses	(1,347,897)			(738,442)			(1,561,729)		(948,577)		(1,815,071)	(432,005)
Total operating expenses	(1,347,897)			(738,442)			(1,561,729)		(948,577)		(1,815,071)	(432,005)
Foreign currency exchange gain (loss)	1			(1)			(210)		(1)		(573)	(3)
Total other income (expenses), net	1			(1)			(210)		(1)		(573)	(1)
Loss before income taxes	(1,347,896)			(738,443)			(1,561,939)		(948,578)		(1,815,644)	(432,006)
Income tax expenses
Net loss and comprehensive loss	$ (1,347,896)		$ (214,043)	$ (738,443)		$ (210,135)	$ (1,561,939)		$ (948,578)		$ (1,815,644)	$ (432,006)
Loss per share – basic (in Dollars per share)	$ (0.03)	[1]		$ (0.02)	[1]		$ (0.04)	[1]	$ (0.03)	[1]	$ (0.007)	$ (0.002)
Loss per share – diluted (in Dollars per share)	$ (0.03)	[1]		$ (0.02)	[1]		$ (0.04)	[1]	$ (0.03)	[1]	$ (0.007)	$ (0.002)
Weighted average shares – basic (in Shares)	39,628,798	[1]		33,182,622	[1]		38,774,859		32,656,465		271,577,292	247,122,604
Weighted average shares – diluted (in Shares)	39,628,798	[1]		33,182,622	[1]		38,774,859	[1]	32,656,465	[1]	271,577,292	247,122,604

[1]	The shares and per share information are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 - Organization and Business Description”).